GOODWILL (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill [Abstract]
Schedule Of Goodwill [Text Block]
NOTE 7 - Goodwill:

The changes in the carrying amount of goodwill for the period ended June 30, 2017 were as follows:
	Generics	Specialty	Other	Total

	(U.S. $ in millions)
Balance as of January 1, 2017	$32,863	$9,323	$2,223	$44,409
Changes during the period:
Goodwill impairment	(6,100)	-	-	(6,100)
Goodwill adjustments (1)	1,490	-	(560)	930
Goodwill disposed	(7)	(24)	-	(31)
Translation differences	713	92	22	827
Balance as of June 30, 2017	$28,959	$9,391	$1,685	$40,035

(1) Due to Actavis Generics and Rimsa measurement period adjustments. See note 3.